Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 Telephone 215.564.8000
Direct Dial - (215) 564-8048	Fax 215.564.8120 www.stradley.com

1933 Act Rule 485(a)

1933 Act File No. 033-47287

1940 Act File No. 811-06637

August 27, 2010

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The UBS Funds (the “Trust”)
File Nos. 033-47287 and 811-06637

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via EDGAR is Post-Effective Amendment Nos. 85/86 to the Registration Statement on Form N-1A of SMA Relationship Trust (the “Amendment”). The purpose of this Amendment is to revise disclosure to conform to changes to Form N-1A, including compliance with the new summary prospectus requirements.  This Amendment relates to all shares classes of each series of the Trust, except for the UBS Market Neutral Multi-Strategy Fund series of the Trust.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Amy C. Fitzsimmons at (215) 564-8711.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell

Enclosures

Philadelphia, PA • Malvern, PA • Harrisburg, PA • Wilmington, DE • Cherry Hill, NJ • Washington, DC

A Pennsylvania Limited Liability Partnership